Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance	$ 456	$ 470	$ 343
Current portion	70	67
Non-current portion	386	403
Decommissioning and restoration
Disclosure of other provisions [line items]
Balance	407	437	293
Current portion	35	40
Non-current portion	372	397
Other
Disclosure of other provisions [line items]
Balance	49	33	$ 50
Current portion	35	27
Non-current portion	$ 14	$ 6